Information: Condensed Financial Statements of the Company (Details) - Schedule of Condensed Balance Sheet - Parent Company [Member]	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash	¥ 212,847,187	$ 29,978,899	¥ 210,769,439
Investment gain in subsidiaries and VIEs			84,528,603
Amounts due from subsidiaries and VIEs	42,496,200	5,985,465	7,686
Total current assets	255,343,387	35,964,364	295,305,728
Total assets	255,343,387	35,964,364	295,305,728
Current liabilities:
Accrued liabilities and other current liabilities	56,662	7,981	55,717
Investment deficit in subsidiaries and VIEs	54,111,743	7,621,480
Amounts due to subsidiaries and VIEs	43,765,484	6,164,239	42,307,875
Total current liabilities	97,933,889	13,793,700	42,363,592
Total liabilities	97,933,889	13,793,700	42,363,592
Shareholders’ equity:
Ordinary shares (USD$0.0001 par value; 500,000,000 shares authorized, 66,667,000 and 116,667,000 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	81,092	11,422	45,198
Additional paid-in capital	333,552,470	46,979,883	305,460,907
Statutory reserves	60,610,543	8,536,816	60,201,702
Accumulated other comprehensive income	8,485,041	1,195,093	5,514,488
Accumulated deficit	(245,319,648)	(34,552,550)	(118,280,159)
Total shareholders’ equity	157,409,498	22,170,664	252,942,136
Total liabilities and shareholders’ equity	¥ 255,343,387	$ 35,964,364	¥ 295,305,728